                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4489

                      (Investment Company Act File Number)

                       Federated U.S. Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund

ANNUAL SHAREHOLDER REPORT

August 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.10	$11.45	$10.93	$10.27	$ 9.79
Income From Investment Operations:
Net investment income	0.47	0.48	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments	0.49	(0.29)	0.54	0.65	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.96	0.19	1.05	1.18	1.03
Less Distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.51)	(0.52)	(0.53)
Distributions from net realized gain on investments	(0.05)	(0.06)	(0.02)	--	(0.02)
TOTAL DISTRIBUTIONS	(0.52)	(0.54)	(0.53)	(0.52)	(0.55)
Net Asset Value, End of Period	$11.54	$11.10	$11.45	$10.93	$10.27
Total Return [1]	8.81%	1.55%	9.99%	11.82%	10.95%

Ratios to Average Net Assets:
Expenses	0.91%	0.91%	0.91%	0.92%	0.88%
Net investment income	4.18%	4.13%	4.74%	4.99%	5.42%
Expense waiver/reimbursement [2]	0.29%	0.22%	0.27%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,878	$111,880	$107,058	$115,645	$117,468
Portfolio turnover	16%	62%	52%	88%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Fund	$1,000	$1,010.30	$4.60
Hypothetical (assuming a 5% return before expenses):
Fund	$1,000	$1,020.56	$4.62

1 Expenses are equal to the Federated U.S. Government Bond Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

Federated U.S. Government Bond Fund (the "fund") invests in U.S. government securities that include U.S. Treasury and agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 10+ Year Treasury Index. 1

The level of and changes in interest rates continue to be the primary drivers of the fund's performance. The U.S. Treasury coupon curve ended the fund's annual reporting period flatter with shorter-term yields higher- and longer-term yields lower. Yields of 10-year and 30-year Treasury securities declined to 3.68% and 4.64%, respectively, in mid-March 2004 versus 4.46% and 5.22% at the end of August 2003 as the economic recovery remained jobless and Federal Reserve monetary policy remained on hold. Significantly stronger employment reports during the spring of 2004 prompted the Fed to shift into a tightening mode for the first time in over four years and yields of 10-year and 30-year Treasury securities increased significantly to 4.87% and 5.56%. The Federal Funds Target Rate was increased twice during the summer of 2004 to 1.50% from the four-decade low of 1%. Yields ended the reporting period lower in response to slower economic growth during the summer of 2004 with 10-year and 30-year Treasury securities at 4.12% and 4.93%, respectively, at the end of August 2004.

The 2- to 30-year Treasury yield curve flattened significantly, ending the reporting period at 253 basis points versus 325 basis points at the end of August 2003. The 10- to 30-year portion of the curve was more range bound, ending the period at a yield spread of 81 basis points versus 76 basis points at the end of August 2003.

Although the majority of the fund remained in Treasury securities, 14% of the fund was invested in government agency securities at the start of the reporting period. As a result of agency spreads widening versus Treasurys in late spring 2004, the fund's agency allocation was increased and ended the period at 18%. Agency securities outperformed Treasury securities over the entire reporting period.

The fund's below-neutral duration detracted from fund performance but was offset by the fund's agency and Treasury Inflation-Protected Securities holdings during the reporting period. The fund's average duration 2 ended the period at 9.6 years and the fund's net total return for the year ending August 31, 2004 was 8.81% versus 9.60% for the Merrill Lynch 10+ Year Treasury Index. 3

1 Merrill Lynch 10+ Year Treasury Index is an unmanaged index which includes U. S. Treasury securities with maturities greater than ten years. Investments cannot be made directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with long durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT

The graph below illustrates the hypothetical investment of $25,000 1 in Federated U.S. Government Bond Fund (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Merrill Lynch 10+ Year Treasury Index (ML10+T) and the Merrill Lynch 10-Year Treasury Index (ML10T). 2

Average Annual Total Return for the Period Ended 8/31/2004
1 Year	8.81%
5 Years	8.56%
10 Years	7.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit
www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML10+T and the ML10T have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML10+T and the ML10T are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows.

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Treasury Securities	58.1%
U.S. Government Agency Securities	14.7%
Repurchase Agreements	27.2%
TOTAL		100%

At August 31, 2004, the fund's effective maturity composition 3 was as follows:

Securities with an Effective Maturity of:		Percentage of Total Investments [2]
Less than 10-Year Securities	32.6%
10- to 20-Year Securities	34.4%
20- to 30-Year Securities	33.0%
TOTAL		100%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 For investments subject to prepayment, "effective maturity" is the unexpired period until the earliest date the investment is subject to change in accordance with market rates, subject to prepayment or repurchase by the issuer (if the market value of the investment indicates an expectation that the investment will be prepaid or repurchased). For adjustable rate investments "effective maturity" is the unexpired period until the date of the earliest interest rate adjustment. For all other investments "effective maturity" is the unexpired period until final maturity.

Portfolio of Investments

August 31, 2004

Principal Amount			Value
		U.S. TREASURY--72.0%
		U.S. Treasury Bonds--68.9%
$2,880,000	[1]	11.250%, 2/15/2015	$4,587,754
3,650,000	[1]	9.250%, 2/15/2016	5,253,737
4,300,000		7.500%, 11/15/2016	5,518,792
1,500,000	[1]	9.125%, 5/15/2018	2,191,170
4,000,000	[1]	9.000%, 11/15/2018	5,811,880
4,000,000		8.125%, 8/15/2019	5,467,520
4,000,000	[1]	8.750%, 5/15/2020	5,775,640
500,000		7.875%, 2/15/2021	673,985
3,200,000	[1]	8.000%, 11/15/2021	4,381,984
1,000,000	[1]	7.125%, 2/15/2023	1,268,440
3,000,000		6.875%, 8/15/2025	3,742,500
4,600,000	[1]	6.000%, 2/15/2026	5,207,338
3,350,000	[1]	6.750%, 8/15/2026	4,133,062
3,400,000	[1]	6.125%, 11/15/2027	3,919,554
3,500,000	[1]	5.500%, 8/15/2028	3,734,045
2,000,000		5.250%, 11/15/2028	2,064,380
2,200,000	[1]	5.375%, 2/15/2031	2,341,284
		TOTAL	66,073,065
		U.S. Treasury Note--3.1%
2,850,000	[1]	4.750%, 5/15/2014	2,990,705
		TOTAL U.S. TREASURY (IDENTIFIED COST $60,975,513)	69,063,770
		GOVERNMENT AGENCIES--18.3%
		Federal Home Loan Bank System--9.0%
1,000,000		6.500%, 11/13/2009	1,125,740
1,150,000		7.625%, 5/14/2010	1,366,878
5,000,000		7.125%, 2/15/2030	6,147,900
		TOTAL	8,640,518
		Federal Home Loan Mortgage Corporation--5.8%
141,000		6.750%, 9/15/2029	166,393
4,820,000	[1]	6.250%, 7/15/2032	5,402,545
		TOTAL	5,568,938
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal National Mortgage Association--3.5%
$1,000,000	[1]	3.125%, 7/15/2006	$1,010,830
2,000,000	[1]	6.625%, 11/15/2030	2,330,020
		TOTAL	3,340,850
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,297,761)	17,550,306
		REPURCHASE AGREEMENT--33.7%
8,699,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.610%, dated 8/31/2004 to be repurchased at $8,699,389 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $515,000,807	8,699,000
13,620,000		Interest in $700,000,000 joint repurchase agreement with Bear Stearns & Co., 1.610%, dated 8/31/2004 to be repurchased at $13,620,609 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $721,001,005 (held as collateral for securities lending)	13,620,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.610%, dated 8/31/2004 to be repurchased at $10,000,447 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $513,386,591 (held as collateral for securities lending)	10,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	32,319,000
		TOTAL INVESTMENTS--124.0% (IDENTIFIED COST $109,592,274) [2]	118,933,076
		OTHER ASSETS AND LIABILITIES - NET--(24.0)%	(23,054,776)
		TOTAL NET ASSETS--100.0%	$95,878,300

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $109,661,377.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments in securities	$86,614,076
Investments in repurchase agreements	32,319,000
Total investments in securities, at value including $23,036,964 of securities loaned (identified cost $109,592,274)		$118,933,076
Cash		109
Income receivable		800,151
Receivable for shares sold		70,000
TOTAL ASSETS		119,803,336
Liabilities:
Payable for shares redeemed	144,689
Income distribution payable	119,568
Payable for collateral due to broker	23,620,000
Payable for shareholder services fee (Note 5)	3,958
Accrued expenses	36,821
TOTAL LIABILITIES		23,925,036
Net assets for 8,309,414 shares outstanding		$95,878,300
Net Assets Consist of:
Paid-in capital		$87,224,457
Net unrealized appreciation of investments		9,340,802
Accumulated net realized loss on investments		(678,637)
Distributions in excess of net investment income		(8,322)
TOTAL NET ASSETS		$95,878,300
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$95,878,300 ÷ 8,309,414 shares outstanding, no par value,unlimited shares authorized		$11.54

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest (including income on securities loaned of $10,232)			$5,636,195
Dividends (received from affiliated issuers) (Note 5)			12,906
TOTAL INCOME			5,649,101
Expenses:
Investment adviser fee (Note 5)		$664,667
Administrative personnel and services fee (Note 5)		145,845
Custodian fees		11,147
Transfer and dividend disbursing agent fees and expenses (Note 5)		100,874
Directors'/Trustees' fees		11,254
Auditing fees		11,528
Legal fees		12,065
Portfolio accounting fees (Note 5)		41,257
Shareholder services fee (Note 5)		276,945
Share registration costs		27,560
Printing and postage		18,301
Insurance premiums		7,918
Miscellaneous		7,433
TOTAL EXPENSES		1,336,794
Waivers (Note 5):
Waiver of investment adviser fee	$(78,523)
Waiver of administrative personnel and services fee	(19,917)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,292)
Waiver of shareholder services fee	(221,556)
TOTAL WAIVERS		(323,288)
Net expenses			1,013,506
Net investment income			4,635,595
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(516,870)
Net change in unrealized appreciation of investments			4,156,525
Net realized and unrealized gain on investments			3,639,655
Change in net assets resulting from operations			$8,275,250

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,635,595	$4,931,656
Net realized gain (loss) on investments	(516,870)	446,967
Net change in unrealized appreciation/depreciation of investments	4,156,525	(5,188,699)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,275,250	189,924
Distributions to Shareholders:
Distributions from net investment income	(4,633,235)	(4,876,007)
Distributions from net realized gains	(456,321)	(601,282)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,089,556)	(5,477,289)
Share Transactions:
Proceeds from sale of shares	52,520,738	140,961,938
Net asset value of shares issued to shareholders in payment of distributions declared	3,516,769	4,263,789
Cost of shares redeemed	(75,225,027)	(135,116,235)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,187,520)	10,109,492
Change in net assets	(16,001,826)	4,822,127
Net Assets:
Beginning of period	111,880,126	107,057,999
End of period (including distributions in excess of net investment income of $(8,322) and $(10,682), respectively)	$95,878,300	$111,880,126

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$23,036,964	$23,620,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004	2003
Shares sold	4,628,138	12,072,847
Shares issued to shareholders in payment of distributions declared	309,425	367,866
Shares redeemed	(6,703,779)	(11,717,208)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,766,216)	723,505

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and August 31, 2003, were as follows:

	2004	2003
Ordinary income [1]	$4,633,235	$4,876,007
Long-term capital gains	$ 456,321	$ 601,282

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$111,246
Unrealized appreciation	$9,271,699
Capital loss carryforward	$64,137

At August 31, 2004, the cost of investments for federal tax purposes was $109,661,377. The net unrealized appreciation of investments for federal tax purposes was $9,271,699. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,373,988 and net unrealized depreciation from investments for those securities having an excess of cost over value of $102,289.

At August 31, 2004, the Fund had a capital loss carry forward of $64,137 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would other wise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $545,397 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund, which is managed by the Adviser or an affiliate of the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $12,906 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $105,084 and $20,844, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $81,395, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,322, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2004, the amount of long-term capital gain designated by the Fund was $456,802.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Bond Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated U.S. Government Bond Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
October 20, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: November 1998	Susan M. Nason has been the Fund's Portfolio Manager since 1994. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314284100

G00569-01 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant  hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $19,147

                  Fiscal year ended 2003 - $13,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $190

                  Fiscal year ended 2003 - $375

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $79,413 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share  transactions  and  Transfer  Agent  Service  Auditors report.  Fiscal  year  ended  2003 - Design  of  Sarbanes  Oxley  sec.  302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $125,143 and $38,999
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

                  Fiscal year ended 2004 - $341,679

                  Fiscal year ended 2003 - $243,501

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004